Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Income tax rate, description	Under the EIT law and its implementing rules, enterprises that obtain status of "Software Enterprises" are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.
Aggregate deficits	$ 17,700,000
Aggregate undistributed earnings	$ 38,300,000
Interest on domestic subsidiary	50.00%
Valuation allowance	$ 14,498,497	$ 15,891,765
Operating loss carry forwards	$ 45,000,000
Operating loss carryforwards, expiration date	Dec. 31, 2021
Additional income tax expense	$ 209,418	$ 1,102,399	$ 20,851
Income tax holidays, basic net loss per ordinary share	$ 0.00	$ 0.01	$ 0.00
Operating foss carryforwards, description	Operating loss carry forwards includes approximately $45.0 million which will expire by 2021, and $ 21.7 million which will carry forward indefinitely.
Unrecognized tax benefits term, description	The unrecognized tax benefits within 12 months from December 31, 2016.
Hong Kong [Member]
Income Taxes (Textual)
Effective profit tax rate	16.50%
Income tax rate, description	In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%
HNTE [Member]
Income Taxes (Textual)
Effective income tax rate	15.00%
Effective preferential tax rate	15.00%
CFO Qingdao Zhida [Member]
Income Taxes (Textual)
Income tax rate, description	Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues.